Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended	103 Months Ended	106 Months Ended	109 Months Ended	112 Months Ended	115 Months Ended	118 Months Ended
	Feb. 26, 2016	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000166442
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,630	$ 10,960	$ 11,370	$ 12,328	$ 12,735	$ 12,878	$ 13,397	$ 14,290	$ 14,089	$ 14,110	$ 14,901	$ 12,729	$ 14,117	$ 14,484	$ 14,706	$ 15,960	$ 11,197	$ 12,904	$ 13,227	$ 15,881	$ 18,346	$ 19,208	$ 19,019	$ 20,469	$ 20,772	$ 18,532	$ 17,334	$ 19,764	$ 19,713	$ 20,509	$ 20,227	$ 22,073	$ 24,640	$ 24,116	$ 26,076	$ 25,622	$ 26,278	$ 26,755	$ 28,366	$ 29,368
C000166443
Account Value [Line Items]
Accumulated Value	10,000	10,620	10,940	11,340	12,299	12,684	12,816	13,334	14,214	14,004	14,015	14,791	12,632	13,998	14,340	14,561	15,782	11,074	12,754	13,074	15,681	18,101	18,943	18,744	20,144	20,444	18,217	17,032	19,410	19,347	20,120	19,828	21,626	24,122	23,585	25,492	25,033	25,654	26,102	27,663	28,619
C000166444
Account Value [Line Items]
Accumulated Value	500,000	531,500	548,000	568,500	617,419	637,270	644,905	671,373	716,602	706,554	708,140	748,334	639,341	709,636	728,046	739,762	802,735	564,115	649,833	666,629	801,081	925,510	969,948	960,468	1,033,937	1,050,377	937,119	877,446	1,001,066	998,476	1,039,269	1,025,671	1,119,551	1,249,747	1,223,987	1,324,245	1,301,624	1,335,540	1,360,412	1,443,317	1,495,098
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,627	10,907	11,387	11,866	12,547	12,926	13,517	14,373	14,281	14,836	15,893	13,620	15,533	16,169	16,357	17,845	14,115	17,224	18,810	21,572	22,941	24,832	24,806	27,108	25,677	21,388	20,434	21,901	23,474	25,442	24,615	27,586	30,350	31,326	33,277	34,154	32,541	36,117	39,071	40,009
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,627	10,907	11,387	11,866	12,547	12,926	13,517	14,373	14,281	14,836	15,893	13,620	15,533	16,169	16,357	17,845	14,115	17,224	18,810	21,572	22,941	24,832	24,806	27,108	25,677	21,388	20,434	21,901	23,474	25,442	24,615	27,586	30,350	31,326	33,277	34,154	32,541	36,117	39,071	40,009
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	531,373	545,350	569,334	593,299	627,374	646,292	675,837	718,667	714,035	741,802	794,648	680,996	776,631	808,434	817,833	892,234	705,760	861,221	940,518	1,078,602	1,147,060	1,241,575	1,240,312	1,355,383	1,283,840	1,069,424	1,021,678	1,095,055	1,173,684	1,272,118	1,230,726	1,379,297	1,517,494	1,566,296	1,663,863	1,707,677	1,627,042	1,805,874	1,953,525	2,000,466
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,637	11,124	11,511	12,280	12,681	12,852	13,252	13,958	13,563	13,722	14,505	12,804	14,332	14,883	15,085	16,202	11,872	13,568	14,327	16,655	18,530	19,495	19,343	20,846	20,692	18,166	17,145	19,275	19,469	20,262	19,621	21,484	23,415	22,907	25,068	24,571	25,096	26,046	27,434	28,479
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,637	11,124	11,511	12,280	12,681	12,852	13,252	13,958	13,563	13,722	14,505	12,804	14,332	14,883	15,085	16,202	11,872	13,568	14,327	16,655	18,530	19,495	19,343	20,846	20,692	18,166	17,145	19,275	19,469	20,262	19,621	21,484	23,415	22,907	25,068	24,571	25,096	26,046	27,434	28,479
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 531,838	$ 556,213	$ 575,574	$ 614,002	$ 634,071	$ 642,597	$ 662,613	$ 697,903	$ 678,128	$ 686,100	$ 725,234	$ 640,205	$ 716,610	$ 744,160	$ 754,247	$ 810,124	$ 593,578	$ 678,404	$ 716,345	$ 832,772	$ 926,500	$ 974,754	$ 967,151	$ 1,042,301	$ 1,034,612	$ 908,279	$ 857,257	$ 963,734	$ 973,430	$ 1,013,093	$ 981,029	$ 1,074,204	$ 1,170,727	$ 1,145,369	$ 1,253,377	$ 1,228,548	$ 1,254,787	$ 1,302,307	$ 1,371,717	$ 1,423,965